NON-RECOURSE BORROWINGS - Schedule of Repayments of Property Specific Mortgages (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 205,336,000,000	$ 187,544,000,000
Deferred Financing Costs and Other on Secured bank loans	(2,672,000,000)
Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	86,734,000,000	86,050,000,000
Deferred Financing Costs and Other on Secured bank loans	(511,000,000)
Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	46,083,000,000	29,881,000,000
Deferred Financing Costs and Other on Secured bank loans	(1,232,000,000)
Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	43,884,000,000	48,787,000,000
Deferred Financing Costs and Other on Secured bank loans	(757,000,000)
Asset management
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	59.4
LP Investments and Other [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	27.1
Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	28,635,000,000	$ 22,826,000,000
Deferred Financing Costs and Other on Secured bank loans	(172,000,000)
Core & T&D (Real Estate) [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	27.3
BPY Investment Property [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	48.4
BPY PPE [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	11.2
One year from reporting date
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	54,976,000,000
One year from reporting date | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	37,626,000,000
One year from reporting date | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	6,742,000,000
One year from reporting date | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5,026,000,000
One year from reporting date | LP Investments and Other [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	25.3
One year from reporting date | Core Office (Real Estate) [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	7.7
One year from reporting date | Retail (Real Estate) [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4.6
One year from reporting date | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5,582,000,000
Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	27,299,000,000
Two years from reporting date | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	18,408,000,000
Two years from reporting date | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,819,000,000
Two years from reporting date | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,542,000,000
Two years from reporting date | LP Investments and Other [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	12,800,000,000
Two years from reporting date | Core Office (Real Estate) [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,500,000,000
Two years from reporting date | Retail (Real Estate) [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,100,000,000
Two years from reporting date | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,530,000,000
2021
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	26,551,000,000
2021 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	9,775,000,000
2021 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	7,890,000,000
2021 | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5,502,000,000
2021 | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,384,000,000
2022
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	21,089,000,000
2022 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	8,936,000,000
2022 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5,079,000,000
2022 | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5,132,000,000
2022 | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,942,000,000
2023
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	21,143,000,000
2023 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,263,000,000
2023 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5,847,000,000
2023 | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	8,564,000,000
2023 | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,469,000,000
Thereafter
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	56,950,000,000
Total Principal repayments on Secured bank loans	208,008,000,000
Thereafter | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	8,237,000,000
Total Principal repayments on Secured bank loans	87,245,000,000
Thereafter | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	18,938,000,000
Total Principal repayments on Secured bank loans	47,315,000,000
Thereafter | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	16,875,000,000
Total Principal repayments on Secured bank loans	44,641,000,000
Thereafter | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	12,900,000,000
Total Principal repayments on Secured bank loans	$ 28,807,000,000